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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 36.4%
		Consumer Discretionary: 5.2%
$6,350,000	S	AMC Entertainment, Inc., 8.750%, due 06/01/19	$6,723,063
4,730,000		Cablevision Systems Corp., 8.625%, due 09/15/17	5,226,650
2,093,000	S	Comcast Corp., 5.900%, due 03/15/16	2,420,557
2,810,000	S	Comcast Corp., 6.300%, due 11/15/17	3,320,406
4,568,000	S	Comcast Corp., 6.500%, due 01/15/17	5,441,246
1,515,000	#, S	COX Communications, Inc., 6.250%, due 06/01/18	1,749,360
751,000	#, S	COX Communications, Inc., 6.950%, due 06/01/38	880,223
3,376,000	#, S	Cox Enterprises, Inc., 7.375%, due 07/15/27	3,971,148
6,195,000	S	DirecTV Holdings, LLC, 5.200%, due 03/15/20	6,717,976
462,000		DirecTV Holdings, LLC, 6.000%, due 08/15/40	478,823
2,475,000	S	DISH DBS Corp., 7.125%, due 02/01/16	2,614,219
4,350,000	S	Hanesbrands, Inc., 8.000%, due 12/15/16	4,616,438
8,757,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	9,757,549
5,540,000	S	Limited Brands, Inc., 8.500%, due 06/15/19	6,467,950
4,627,000	#	NBC Universal, Inc., 2.875%, due 04/01/16	4,633,769
1,649,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	1,742,446
2,316,000	#	NBC Universal, Inc., 4.375%, due 04/01/21	2,349,123
4,527,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	4,898,128
2,301,000	#	NBC Universal, Inc., 5.950%, due 04/01/41	2,375,265
1,587,000	#	NBC Universal, Inc., 6.400%, due 04/30/40	1,733,955
1,927,000	S	News America, Inc., 6.150%, due 03/01/37	2,081,900
4,379,000	S	News America, Inc., 6.650%, due 11/15/37	5,054,075
6,265,000		Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	6,680,056
2,660,000	#	QVC, Inc., 7.500%, due 10/01/19	2,793,000
1,680,000	S	Service Corp. International, 7.000%, due 06/15/17	1,785,000
1,026,000	S	Time Warner Cable, Inc., 3.500%, due 02/01/15	1,078,000
2,434,000	S	Time Warner Cable, Inc., 8.750%, due 02/14/19	3,219,391
1,865,000	S	Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	2,424,054
11,863,000	S	Time Warner, Inc., 7.700%, due 05/01/32	14,867,376
2,306,000	S	Toll Brothers Finance Corp., 6.750%, due 11/01/19	2,390,430
6,275,000		Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	7,122,125
2,657,000	S	Viacom, Inc., 4.250%, due 09/15/15	2,856,336
3,890,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	4,191,475
			134,661,512
		Consumer Staples: 2.0%
6,994,000	S	Altria Group, Inc., 9.700%, due 11/10/18	9,481,346
1,910,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	2,145,874
2,448,000	S	CVS Caremark Corp., 6.125%, due 09/15/39	2,712,044
1,516,000	S	CVS Caremark Corp., 6.600%, due 03/15/19	1,842,753
5,496,000	#	JBS Finance II Ltd., 8.250%, due 01/29/18	5,695,230
2,276,000	S	Kraft Foods, Inc., 6.125%, due 08/23/18	2,693,921
1,994,000	S	Kraft Foods, Inc., 6.500%, due 08/11/17	2,392,325
5,590,000	S	Lorillard Tobacco Co., 6.875%, due 05/01/20	5,923,058
6,555,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	7,013,850
5,345,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	6,173,475
995,000	S	TreeHouse Foods, Inc., 7.750%, due 03/01/18	1,072,113
5,780,000	S	Tyson Foods, Inc., 7.350%, due 04/01/16	6,423,025
			53,569,014
		Energy: 4.1%
3,742,000	S	Anadarko Petroleum Corp., 6.375%, due 09/15/17	4,129,357
4,900,000		Arch Coal, Inc., 8.750%, due 08/01/16	5,426,750
6,496,000		Baker Hughes, Inc., 5.125%, due 09/15/40	6,791,834
955,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	1,038,563
955,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	1,048,113
4,483,000	S	Enbridge Energy Partners, 9.875%, due 03/01/19	6,122,608
3,770,000	S	Energy Transfer Partners, 9.700%, due 03/15/19	5,009,191
2,491,000		Enterprise Products Operating LLC, 5.200%, due 09/01/20	2,702,628
3,841,000		Enterprise Products Operating LLC, 6.450%, due 09/01/40	4,284,828
4,000,000	±, I, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
4,900,000	±, I, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
6,381,000		Hess Corp., 5.600%, due 02/15/41	6,682,719
4,260,000		Kazatomprom, 6.250%, due 05/20/15	4,622,100
3,174,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	3,515,205
6,410,000	S	Newfield Exploration Co., 6.875%, due 02/01/20	6,842,675
1,893,000	S	Northwest Pipeline Corp., 7.000%, due 06/15/16	2,288,529
617,699	±, I, X	PEA Lima, LLC, 2.337%, due 03/20/14	—
5,636,000	#, S	Petroleos Mexicanos, 6.625%, due 06/15/35	6,185,115
4,060,000	S	Pioneer Natural Resources Co., 7.500%, due 01/15/20	4,487,916
5,126,000	S	Plains All American Pipeline LP, 5.750%, due 01/15/20	5,670,735
6,235,000	S	Plains Exploration & Production Co., 8.625%, due 10/15/19	6,842,913
1,485,000		Pride International, Inc., 6.875%, due 08/15/20	1,624,219
4,630,000		Pride International, Inc., 7.875%, due 08/15/40	5,133,513
810,409		Tengizchevroil Finance Co. S.A.RL, 6.124%, due 11/15/14	857,008
2,418,000	S	Total Capital S.A., 3.000%, due 06/24/15	2,539,492
2,894,000	S	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	3,386,602
3,032,000		Weatherford International Ltd. Bermuda, 5.125%, due 09/15/20	3,105,568
3,066,000		Weatherford International Ltd. Bermuda, 6.750%, due 09/15/40	3,206,113
1,825,000		Williams Partners L.P., 5.250%, due 03/15/20	1,987,639
			105,531,933
		Financials: 13.1%
10,157,000		Aegon NV, 3.228%, due 12/31/49	6,570,309
2,702,000		Agile Property Holdings Ltd., 8.875%, due 04/28/17	2,796,570
4,593,000		American Express Credit Corp., 2.750%, due 09/15/15	4,627,121
3,999,000	S	American International Group, Inc., 5.850%, due 01/16/18	4,158,960
2,092,000	S	AvalonBay Communities, Inc., 5.700%, due 03/15/17	2,357,188
5,016,000	#	Banco Bradesco S.A./Cayman Islands, 5.900%, due 01/16/21	5,116,320

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Financials (continued)
$1,980,000		#	Banco de Credito del Peru, 5.375%, due 09/16/20	$2,009,700
	2,400,000	S	Bank of America Corp., 5.420%, due 03/15/17	2,461,166
	4,196,000	S	Bank of America Corp., 8.000%, due 12/29/49	4,334,304
	7,672,000	#, S	Barclays Bank PLC, 6.050%, due 12/04/17	8,332,329
	5,127,000	S	Capital One Bank USA NA, 8.800%, due 07/15/19	6,563,221
	5,412,000	S	Capital One Capital V, 10.250%, due 08/15/39	5,892,315
EUR	25,430,000		Citibank Credit Card Issuance Trust, 5.375%, due 04/11/11	35,206,166
	$6,844,000		Citigroup, Inc., 5.375%, due 08/09/20	7,094,538
	2,983,000	S	Citigroup, Inc., 6.010%, due 01/15/15	3,282,618
	5,731,000	S	Citigroup, Inc., 8.500%, due 05/22/19	7,096,800
	3,403,000	#, S	Corestates Capital Trust I, 8.000%, due 12/15/26	3,510,964
	2,995,000		Country Garden Holdings Co., 11.250%, due 04/22/17	3,189,675
	8,190,000	S	Credit Suisse/Guernsey, 5.860%, due 12/31/49	7,826,569
	6,112,000	S	Discover Bank/Greenwood DE, 8.700%, due 11/18/19	7,223,632
	6,644,000	#	Fibria Overseas Finance Ltd, 7.500%, due 05/04/20	7,084,165
	9,876,000	S	Fifth Third Bancorp., 8.250%, due 03/01/38	11,777,258
	6,445,000		First Tennessee Bank NA, 5.650%, due 04/01/16	6,438,632
	6,095,000	S	Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	7,015,272
	2,471,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	2,518,164
	1,157,000	S	General Electric Capital Corp., 6.000%, due 08/07/19	1,304,108
	7,130,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	8,215,521
	4,145,000	S	Genworth Financial, Inc., 6.515%, due 05/22/18	4,232,982
	2,447,000	S	Genworth Financial, Inc., 7.700%, due 06/15/20	2,595,315
	2,801,000		Goldman Sachs Group, Inc., 3.700%, due 08/01/15	2,868,888
	7,286,000	S	Goldman Sachs Group, Inc., 5.375%, due 03/15/20	7,693,783
	8,271,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	9,283,238
	2,237,000	S	Hartford Financial Services Group, Inc., 5.500%, due 03/30/20	2,279,248
	4,366,000	S	Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	4,606,571
	176,000	S	Hartford Financial Services Group, Inc., 6.625%, due 03/30/40	177,137
	5,082,000		HSBC Bank USA NA, 4.875%, due 08/24/20	5,310,929
	9,712,000		HSBC USA, Inc., 5.000%, due 09/27/20	9,723,480
	3,124,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	3,212,278
	10,838,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	10,843,790
	2,740,000		International Lease Finance Corp., 5.650%, due 06/01/14	2,671,500
	2,891,000	S	International Lease Finance Corp., 6.625%, due 11/15/13	2,912,683
	3,437,000	#	International Lease Finance Corp., 7.125%, due 09/01/18	3,720,553
	3,734,000		J.P. Morgan Chase Bank NA, 5.875%, due 06/13/16	4,234,408
	1,299,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	1,422,405
	2,481,000	S	Lincoln National Corp., 8.750%, due 07/01/19	3,196,620
	4,167,000	S	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	4,440,601
	5,826,000	S	Morgan Stanley, 4.100%, due 01/26/15	6,024,923
	4,206,000	S	Morgan Stanley, 7.300%, due 05/13/19	4,845,573
	8,064,000	S	National City Preferred Capital Trust I, 12.000%, due 12/29/49	8,983,877
	5,301,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	6,777,594
	357,056	#, S	Power Receivable Finance, LLC, 6.290%, due 01/01/12	357,169
	2,545,000	S	ProLogis, 6.875%, due 03/15/20	2,506,301
	2,748,000	S	ProLogis, 7.375%, due 10/30/19	2,777,761
	9,213,000	S	Protective Life Corp., 8.450%, due 10/15/39	10,129,205
	5,491,000	#	Rabobank, 11.000%, due 12/29/49	7,159,435
	2,410,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	2,464,225
	2,914,000		SLM Corp., 5.375%, due 05/15/14	2,837,799
	3,679,000	S	SLM Corp., 8.000%, due 03/25/20	3,656,749
	4,098,000	±, S, I, X	Twin Reefs Pass-through Trust, 1.386%, due 12/10/49	—
	3,726,000	#	Voto-Votorantim Ltd, 6.750%, due 04/05/21	3,949,560
	3,253,000		VTB Capital S.A., 6.250%, due 06/30/35	3,346,524
	5,798,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	6,602,420
	4,770,000	S	Wells Fargo Capital XIII, 7.700%, due 12/29/49	4,972,725
	2,657,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	2,784,794
				339,606,628
			Health Care: 0.6%
	4,615,000		HCA, Inc., 7.250%, due 09/15/20	4,961,125
	1,940,000		HCA, Inc., 7.875%, due 02/15/20	2,131,575
	2,508,000	S	US Oncology, Inc., 9.125%, due 08/15/17	2,671,020
	5,946,000		WellPoint, Inc., 4.350%, due 08/15/20	6,175,379
				15,939,099
			Industrials: 1.2%
	2,835,000	#	Bombardier, Inc., 7.500%, due 03/15/18	3,061,800
	2,835,000	#	Bombardier, Inc., 7.750%, due 03/15/20	3,075,975
	3,240,000	S	Case New Holland, Inc., 7.750%, due 09/01/13	3,535,650
	8,169,000	S	General Electric Co., 5.250%, due 12/06/17	9,208,113
	2,300,000	#	Kazatomprom, 6.250%, due 05/20/15	2,495,500
	2,579,000	S	RR Donnelley & Sons Co., 7.625%, due 06/15/20	2,695,339
	5,627,000	S	RR Donnelley & Sons Co., 8.600%, due 08/15/16	6,556,839
				30,629,216
			Information Technology: 1.5%
	475,000	S	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	496,375
	5,425,000	S	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	5,723,375
	5,840,000	S	Crown Castle International Corp., 7.125%, due 11/01/19	6,248,800
	1,985,000	#	Expedia, Inc., 5.950%, due 08/15/20	2,017,256
	4,360,000	S	Jabil Circuit, Inc., 7.750%, due 07/15/16	4,801,450
	6,162,000	#	Oracle Corp., 5.375%, due 07/15/40	6,653,148
	6,235,000	S	Seagate Technology, Inc., 6.800%, due 10/01/16	6,390,875
	2,505,000		Symantec Corp., 4.200%, due 09/15/20	2,520,150
	1,996,000	S	Xerox Corp., 4.250%, due 02/15/15	2,145,239
	933,000	S	Xerox Corp., 5.625%, due 12/15/19	1,046,182
				38,042,850
			Materials: 3.2%
	5,664,000	S	Alcoa, Inc., 6.150%, due 08/15/20	5,834,147
	5,530,000	S	ArcelorMittal, 5.250%, due 08/05/20	5,583,746
	4,739,000	S	ArcelorMittal, 7.000%, due 10/15/39	4,856,404
	5,878,000	S	ArcelorMittal, 9.850%, due 06/01/19	7,566,726
	2,630,000		Celulosa Arauco y Constitucion S.A., 7.250%, due 07/29/19	3,128,766
	2,116,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	2,449,149

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Materials (continued)
$3,316,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	$4,203,624
2,508,000		Domtar Corp., 10.750%, due 06/01/17	3,135,000
4,795,000	S	Dow Chemical Co., 7.600%, due 05/15/14	5,605,273
3,755,000	#	Gerdau Trade, Inc., 5.750%, due 01/30/21	3,823,990
5,864,000		Gold Fields, 4.875%, due 10/07/20	5,822,776
3,590,000	#	Inversiones CMPC S.A., 6.125%, due 11/05/19	3,942,610
5,310,000	S	Nova Chemicals Corp., 8.375%, due 11/01/16	5,615,325
975,000	S	Nova Chemicals Corp., 8.625%, due 11/01/19	1,039,594
2,796,000	S	Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	3,454,799
3,870,000	S	Steel Dynamics, Inc., 7.750%, due 04/15/16	4,044,150
1,361,000		Teck Resources Ltd., 6.000%, due 08/15/40	1,432,678
6,070,000	S	Teck Resources Ltd., 10.250%, due 05/15/16	7,383,178
3,114,000		Vale Overseas Ltd., 4.625%, due 09/15/20	3,231,831
1,602,000		Vale Overseas Ltd., 6.875%, due 11/10/39	1,843,840
			83,997,606
		Telecommunication Services: 2.2%
1,583,000	S	American Tower Corp., 5.050%, due 09/01/20	1,624,452
11,626,000	S	AT&T, Inc., 2.500%, due 08/15/15	11,860,241
580,000	S	AT&T, Inc., 6.550%, due 02/15/39	676,872
1,938,000	S	British Telecommunications PLC, 5.150%, due 01/15/13	2,072,179
388,000	S	CenturyTel, Inc., 7.600%, due 09/15/39	380,724
1,585,000		Frontier Communications Corp., 7.875%, due 04/15/15	1,719,725
2,375,000	S	Frontier Communications Corp., 8.125%, due 10/01/18	2,606,563
4,723,000	#	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	4,888,305
2,360,000	S	Nextel Communications, Inc., 5.950%, due 03/15/14	2,360,000
3,140,000	#	Qwest Communications International, Inc., 7.125%, due 04/01/18	3,312,700
2,508,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	2,570,700
2,919,000		Qwest Corp., 6.500%, due 06/01/17	3,203,603
2,475,000	S	Sprint Nextel Corp., 6.000%, due 12/01/16	2,456,438
7,004,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	7,530,498
2,324,000	S	Verizon Communications, Inc., 8.950%, due 03/01/39	3,418,683
1,099,000		VIP FIN (Vimpelcom), 9.125%, due 04/30/18	1,266,598
4,200,000	#	Windstream Corp., 8.125%, due 09/01/18	4,368,000
			56,316,281
		Utilities: 3.3%
5,335,000	S	AES Corp., 8.000%, due 10/15/17	5,788,475
3,604,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	3,734,277
2,816,000	S	Ameren Corp., 8.875%, due 05/15/14	3,264,718
940,000	S	Ameren Energy Generating Co., 6.300%, due 04/01/20	930,623
3,289,000	S	CMS Energy Corp., 6.250%, due 02/01/20	3,479,002
3,957,000	#	Duquesne Light Holdings, Inc., 6.400%, due 09/15/20	4,031,953
3,810,000	#	EDP Finance BV, 4.900%, due 10/01/19	3,649,028
3,166,000	#	EDP Finance BV, 6.000%, due 02/02/18	3,261,639
5,418,000	#	Enel Finance International S.A., 6.000%, due 10/07/39	5,621,332
3,176,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	3,607,126
3,159,000		Entergy Corp., 5.125%, due 09/15/20	3,154,757
2,834,000	S	Entergy Texas, Inc., 7.125%, due 02/01/19	3,468,513
6,668,000		Exelon Generation Co. LLC, 4.000%, due 10/01/20	6,688,704
2,201,000	S	FirstEnergy Solutions Corp., 4.800%, due 02/15/15	2,368,093
3,197,000	S	Indiana Michigan Power, 7.000%, due 03/15/19	3,932,086
2,236,000	S	Jersey Central Power and Light, 7.350%, due 02/01/19	2,781,007
553,929	#, S	Juniper Generation, LLC, 6.790%, due 12/31/14	523,400
2,379,000	S	Metropolitan Edison, 7.700%, due 01/15/19	2,985,864
2,398,000	S	Nevada Power Co., 7.125%, due 03/15/19	2,980,668
1,959,000	S	Nisource Finance Corp., 6.125%, due 03/01/22	2,222,670
3,856,000	S	Oncor Electric Delivery Co., 7.500%, due 09/01/38	5,041,346
6,588,000	S	Sempra Energy, 6.500%, due 06/01/16	7,891,824
4,210,000	S	Southwestern Electric Power, 5.550%, due 01/15/17	4,619,764
			86,026,869
		Total Corporate Bonds/Notes
		(Cost $865,551,396)	944,321,008
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.9%
		Federal Home Loan Mortgage Corporation##: 7.4%
4,444,421	S	3.357%, due 03/15/38	4,479,112
926,000	W	4.500%, due 10/15/35	963,184
3,288,959	S, ^	4.888%, due 03/15/33	3,596,546
812,657	S	4.934%, due 04/01/35	863,501
7,844,369	S, ^	5.000%, due 05/15/17-01/15/29	413,844
32,078,559	S	5.000%, due 08/15/16-02/15/35	34,087,813
43,614	S	5.066%, due 11/01/35	46,144
14,791,000	W	5.500%, due 10/15/35	15,690,027
70,799,036	S	5.500%, due 08/15/20-02/15/34	74,884,510
9,941,620		5.500%, due 02/15/33-08/15/36	10,670,967
56,399	S	5.660%, due 03/01/36	60,328
415,000	W	6.000%, due 10/15/33	444,958
3,461,082	S, ^	6.000%, due 04/15/33	619,553
19,363,719	S	6.000%, due 01/15/29-04/15/36	21,144,449
43,426,936	S, ^	6.143%, due 10/15/37	5,744,667
8,883,774	S, ^	6.493%, due 05/15/35	1,336,265
13,000,000	W	6.500%, due 11/15/34	14,131,416
744,062	S	7.000%, due 09/01/26-11/01/31	832,306
341,981	S	7.500%, due 11/01/28	389,366
			190,398,956
		Federal National Mortgage Association##: 10.7%
734,952	S	2.297%, due 04/01/35	761,763
23,714,000	W	4.000%, due 07/25/39	24,380,956
6,431,531	S, ^	4.000%, due 11/01/18	539,348
78,175,000	W	4.500%, due 10/15/18-10/15/35	81,463,794
8,824,588		4.500%, due 09/01/40	9,202,486
1,029,662	S	4.986%, due 07/01/35	1,097,762
51,882,214	S	5.000%, due 12/01/23-07/01/37	54,986,432
4,472,246		5.000%, due 08/01/40	4,711,497

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Federal National Mortgage Association (continued)
$12,879,340		S	5.500%, due 11/01/16-06/01/37	$13,853,186
	10,045,967		5.500%, due 11/25/33-08/25/36	10,553,915
	4,708,560	S, ^	6.000%, due 08/25/33	750,791
	23,814,904	S	6.000%, due 06/01/16-12/25/49	26,101,042
	3,457,422		6.000%, due 08/01/34-10/01/38	3,743,094
	18,793,920	S, ^	6.194%, due 04/25/37	2,453,881
	10,962,343	S, ^	6.334%, due 06/25/36	1,485,154
	3,135,417	S, ^	6.344%, due 08/25/25	81,806
	9,383,653	S, ^	6.444%, due 08/25/26	1,491,733
	21,213,666	S, ^	6.484%, due 01/25/37	3,271,342
	48,306,057	S, ^	6.494%, due 10/25/35	7,828,156
	3,387,000	W	6.500%, due 10/01/31	3,693,419
	3,907,251	S	6.500%, due 04/01/27-01/01/39	4,281,174
	9,881,564	S	7.000%, due 08/01/25-04/01/38	11,057,681
	1,293,490	S	7.500%, due 11/01/29-01/25/48	1,517,594
	124,031	S	10.000%, due 02/25/19	145,106
	5,337,141	S	14.859%, due 03/25/38	6,709,427
	451,900	S	27.575%, due 02/25/34	654,478
				276,817,017
			Government National Mortgage Association: 1.8%
	36,910	S	3.125%, due 12/20/29	38,089
	61,851	S	3.375%, due 04/20/28	63,826
	7,087,817	S	4.500%, due 04/15/39	7,495,581
	2,520,000		4.500%, due 03/20/39	2,654,664
	92,618,201	S, ^	5.000%, due 04/20/38-06/16/39	9,341,737
	5,278,118	S	5.500%, due 09/15/39	5,706,097
	70,945,252	S, ^	5.943%, due 06/20/38-04/20/39	7,423,962
	37,883,987	S, ^	6.043%, due 05/20/39	3,866,383
	20,938,079	S, ^	6.143%, due 04/20/38	2,184,129
	8,662,381	S, ^	6.243%, due 05/16/38	1,324,778
	1,461,317	S	6.500%, due 01/15/29-01/15/32	1,640,346
	3,719,255		6.500%, due 02/15/39	4,095,048
	465,060	S	7.000%, due 04/15/26-05/15/32	531,139
	802,968	S	7.500%, due 04/15/22-06/15/32	922,444
				47,288,223
			Total U.S. Government Agency Obligations
			(Cost $483,809,751)	514,504,196
U.S. TREASURY OBLIGATIONS: 25.8%
			U.S. Treasury Notes: 25.8%
	26,092,000		0.375%, due 08/31/12	26,076,710
	105,478,000		0.750%, due 09/15/13	105,840,633
	65,209,000	L	1.250%, due 08/31/15	65,198,827
	3,168,000		1.875%, due 08/31/17	3,165,773
	49,796,000		2.500%, due 04/30/15	52,799,346
	201,474,000		2.625%, due 08/15/20	203,394,249
	48,589,000		3.375%, due 11/15/19	52,350,858
	141,337,000		4.375%, due 05/15/40	158,762,015
			Total U.S. Treasury Obligations
			(Cost $663,858,138)	667,588,411
ASSET-BACKED SECURITIES: 7.5%
			Automobile Asset-Backed Securities: 1.7%
	4,310,000	#, S	Bank of America Auto Trust, 3.520%, due 06/15/16	4,516,261
	2,243,837		Capital Auto Receivables Asset Trust, 5.070%, due 12/15/11	2,256,555
	2,670,000	S	CarMax Auto Owner Trust, 2.400%, due 04/15/15	2,756,066
	5,180,000	S	CarMax Auto Owner Trust, 5.810%, due 12/16/13	5,608,117
	5,424,000	#	Chrysler Financial Auto Securitization Trust, 5.570%, due 08/08/14	5,677,310
	5,738,000	#	Chrysler Financial Auto Securitization Trust, 6.250%, due 05/08/14	6,051,893
	11,297,000	#	Chrysler Financial Auto Securitization Trust, 6.540%, due 11/10/14	11,818,363
	1,215,000		Ford Credit Auto Owner Trust, 2.007%, due 04/15/13	1,236,119
	1,800,000		Ford Credit Auto Owner Trust, 4.950%, due 03/15/13	1,886,457
	2,792,000	S	Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	2,834,177
				44,641,318
			Credit Card Asset-Backed Securities: 4.5%
	1,435,000		BA Credit Card Trust, 0.547%, due 06/15/14	1,410,523
	15,892,000		Capital One Multi-Asset Execution Trust, 0.547%, due 03/17/14	15,753,792
	1,365,000		Capital One Multi-Asset Execution Trust, 5.050%, due 02/15/16	1,500,458
	10,706,000		Capital One Multi-Asset Execution Trust, 5.050%, due 12/17/18	12,236,983
	14,040,000		Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	16,732,039
	298,000		Citibank Credit Card Issuance Trust, 0.667%, due 07/15/14	289,966
	9,753,000		Citibank Credit Card Issuance Trust, 0.907%, due 07/15/13	9,662,335
	1,950,000		Citibank Credit Card Issuance Trust, 5.700%, due 05/15/13	1,992,367
	14,275,000		Citibank Credit Card Issuance Trust, 6.300%, due 06/20/14	15,193,942
	15,165,000	S	Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14	16,100,004
	4,007,000	S	Discover Card Master Trust, 5.650%, due 03/16/20	4,772,850
	947,000		MBNA Credit Card Master Note Trust, 1.607%, due 10/15/14	942,240
EUR	4,253,000		MBNA Credit Card Master Note Trust, 5.600%, due 07/17/14	6,028,019
	$10,176,000		MBNA Credit Card Master Note Trust, 6.800%, due 07/15/14	10,826,859
	3,461,000	#	MBNA Master Credit Card Trust, 7.100%, due 09/15/13	3,559,542
				117,001,919
			Home Equity Asset-Backed Securities: 0.1%
	350,262	S	Merrill Lynch Mortgage Investors Trust, 0.616%, due 07/25/34	270,341
	3,075,036	S	Specialty Underwriting & Residential Finance, 0.456%, due 12/25/36	2,761,387
	41,455	S	Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	41,372
				3,073,100
			Other Asset-Backed Securities: 1.2%
	6,055,434	#	Atrium CDO Corp., 0.634%, due 10/27/16	5,707,247
	2,285,619	S	Bear Stearns Asset-Backed Securities, Inc., 0.636%, due 06/25/36	1,719,411
	899,007	S	Bear Stearns Asset-Backed Securities, Inc., 0.656%, due 07/25/36	222,892
	4,200,000	#, S	Carlyle High Yield Partners, 0.774%, due 08/11/16	3,969,000
	285,421	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.856%, due 07/25/33	246,073

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$162	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	$161
3,261,143	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	3,235,181
1,550,947	S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,108,638
3,360,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	3,365,561
2,876,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	2,545,138
2,212,974	S	GSAA Trust, 5.242%, due 06/25/34	2,158,092
4,648,745	#	GSC Partners CDO Fund Ltd., 0.725%, due 11/20/16	4,369,820
1,551,026	S	Lehman XS Trust, 0.536%, due 08/25/35	1,192,283
617,003	S	Merrill Lynch Mortgage Investors Trust, 0.436%, due 09/25/36	217,848
37,730	S	Residential Asset Mortgage Products, Inc., 0.876%, due 06/25/33	31,263
			30,088,608
		Total Asset-Backed Securities
		(Cost $194,820,724)	194,804,945
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.7%
431,774	S	American Home Mortgage Assets, 1.160%, due 02/25/47	26,790
12,010,313	S	American Home Mortgage Investment Trust, 0.636%, due 11/25/45	3,415,337
61,488,439	^	Banc of America Commercial Mortgage, Inc., 0.460%, due 01/15/49	843,548
4,055,112	S	Banc of America Commercial Mortgage, Inc., 4.783%, due 07/10/43	4,231,753
3,536,000	S	Banc of America Commercial Mortgage, Inc., 5.346%, due 09/10/47	3,897,562
961,229	S	Bear Stearns Alternative-A Trust, 0.576%, due 07/25/34	682,281
3,984,094	S	Bear Stearns Commercial Mortgage Securities, 5.286%, due 06/11/41	4,191,455
2,782,298	S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	2,812,818
8,584,000	S	Citigroup Commercial Mortgage Trust, 5.887%, due 12/10/49	9,206,632
188,784,300	#, S, ^	Citigroup/Deutsche Bank Commercial Mortgage Trust, 0.118%, due 12/11/49	1,641,253
4,579,570	#, S, ^	Commercial Mortgage Asset Trust, 1.088%, due 01/17/32	96,717
5,961,600	S	Commercial Mortgage Asset Trust, 6.975%, due 01/17/32	6,512,579
10,492,000	#	Commercial Mortgage Pass-Through Certificates, 5.449%, due 02/05/19	10,588,173
6,105,000	#, S	Commercial Mortgage Pass-through Certificates, 0.757%, due 07/16/34	5,964,217
7,148,000	S	Commercial Mortgage Pass-through Certificates, 4.715%, due 03/10/39	7,561,256
6,490,000	S	Commercial Mortgage Pass-through Certificates, 6.009%, due 12/10/49	7,076,638
3,000,000	#	Commercial Mortgage Pass-through Certificates, 7.196%, due 02/16/34	3,020,102
2,974,171	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.576%, due 04/25/35	660,534
211,083,710	#, ^	Credit Suisse First Boston Mortgage Securities Corp., 0.196%, due 02/15/38	2,105,518
737,016	S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	754,435
487,440	S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	494,026
1,232,000		Credit Suisse First Boston Mortgage Securities Corp., 6.133%, due 04/15/37	1,296,626
401,821,154	#, ^	Credit Suisse Mortgage Capital Certificates, 0.128%, due 09/15/40	2,644,064
4,320,000	#, S	Credit Suisse Mortgage Capital Certificates, 5.342%, due 12/15/43	4,641,297
2,434,220	S	GMAC Mortgage Corp. Loan Trust, 4.573%, due 10/19/33	2,473,579
306,501,713	#, ^	Greenwich Capital Commercial Funding Corp., 0.509%, due 03/10/39	4,445,654
5,651,000	S	Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	6,100,956
9,955,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	10,512,247
440,000		Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39	407,356
6,813,061	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	7,144,403
6,630,000	S	Greenwich Capital Commercial Funding Corp., 5.867%, due 12/10/49	6,057,352
7,430,000	S	Greenwich Capital Commercial Funding Corp., 6.080%, due 07/10/38	8,153,085
2,655,000	#	GS Mortgage Securities Corp. II, 6.055%, due 07/12/38	2,754,059
2,308,107	S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	2,148,370
558,074	S	Homebanc Mortgage Trust, 1.116%, due 08/25/29	400,354
748,266,146	S, ^	J.P. Morgan Chase Commercial Mortgage Securities Corp., 0.273%, due 02/15/51	4,789,876
2,086,654	S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	2,146,997
8,040,000	S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	8,376,921
3,640,000	S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.363%, due 12/15/44	4,013,112
11,185,000	S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	12,066,677
2,380,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	2,480,841
8,780,522	S	J.P. Morgan Mortgage Trust, 4.781%, due 07/25/35	8,374,076
134,617,767	#, ^	LB-UBS Commercial Mortgage Trust, 0.181%, due 09/15/39	2,423,147
67,792,181	S, ^	LB-UBS Commercial Mortgage Trust, 0.339%, due 11/15/40	282,904
191,702,009	#, ^	LB-UBS Commercial Mortgage Trust, 0.910%, due 11/15/38	5,387,440
3,586,000		LB-UBS Commercial Mortgage Trust, 5.197%, due 11/15/30	3,925,315
500,000		LB-UBS Commercial Mortgage Trust, 5.263%, due 11/15/40	513,884
5,000,000	S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	5,447,983
1,916,000	S	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	2,062,158
7,470,000	S	LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40	7,883,668
6,710,000	S	LB-UBS Commercial Mortgage Trust, 5.436%, due 06/15/29	7,273,980
9,550,000		LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38	10,537,832
125,000		LB-UBS Commercial Mortgage Trust, 6.100%, due 06/15/38	125,100
3,295,966	S	Lehman Mortgage Trust, 5.000%, due 12/25/35	3,024,085
8,391	S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	8,447
277,906	S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	287,700
164,045,195	#, ^	Merrill Lynch Mortgage Trust, 0.704%, due 02/12/51	3,756,783
3,610,000	S	Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43	3,899,557
1,750,000	S	Morgan Stanley Capital I, 5.353%, due 11/14/42	1,862,603
1,840,000	S	Morgan Stanley Capital I, 5.685%, due 07/12/44	2,014,942
1,870,000	#	Morgan Stanley Dean Witter Capital I, 7.206%, due 10/15/35	1,888,709
49,963,017	#, ^	RBSCF Trust, 1.151%, due 04/15/24	1,697,194
5,384,000	#	RBSCF Trust, 5.420%, due 01/19/49	4,549,573
524,974	S	Sequoia Mortgage Trust, 0.527%, due 01/20/35	432,672
987,969	S	Structured Asset Mortgage Investments, Inc., 0.497%, due 04/19/35	649,063
6,339,367		Structured Asset Securities Corp., 5.000%, due 05/25/35	6,351,459
1,363,323	S	Thornburg Mortgage Securities Trust, 0.996%, due 09/25/44	1,294,570
6,600,000	#	Vornado DP LLC, 5.280%, due 09/13/28	6,803,769
4,940,000	#	Vornado DP LLC, 6.356%, due 09/13/28	5,105,574
6,240,000		Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	6,730,274
4,670,000		Wachovia Bank Commercial Mortgage Trust, 5.342%, due 12/15/43	4,592,991
2,726,935	S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	2,844,272
10,419,785		Wells Fargo Mortgage-Backed Securities Trust, 2.893%, due 06/25/35	10,027,610
2,115,747	S	Wells Fargo Mortgage-Backed Securities Trust, 4.857%, due 08/25/34	2,180,421
3,360,268	S	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33	3,375,343
7,150,411	#, S	Wells Fargo Mortgage-Backed Securities Trust, 5.292%, due 06/26/35	7,060,745
		Total Collateralized Mortgage Obligations
		(Cost $288,728,791)	303,513,293

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount				Value
MUNICIPAL BONDS: 0.4%
			Louisiana: 0.4%
	$3,515,000		Louisiana Local Government Environmental Facilities & Community Development Auth, 2.470%, due 02/01/19		$3,634,756
	5,010,000		Louisiana Local Government Environmental Facilities & Community Development Auth, 3.450%, due 02/01/22		5,271,722
			Total Municipal Bonds
			(Cost $8,522,094)		8,906,478
OTHER BONDS: 2.5%
			Foreign Government Bonds: 2.5%
BRL	114,067,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/14		65,704,480
			Total Other Bonds
			(Cost $62,253,999)		65,704,480

	Shares				Value
PREFERRED STOCK: 0.2%
			Financials: 0.2%
	226,275	P	Citigroup Capital XII		$5,975,923
			Total Preferred Stock
			(Cost $5,656,875)		5,975,923
			Total Long-Term Investments
			(Cost $2,573,201,768)		2,705,318,734

	Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.0%
			Commercial Paper: 0.4%
	$8,000,000		CVS Caremark Corp., 0.360%, due 10/19/10		$7,998,480
	2,539,000		United Health Care, 0.350%, due 10/01/10		2,538,975
			Total Commercial Paper
			(Cost $10,537,455)		10,537,455

	Shares				Value
			Affiliated Mutual Fund: 0.1%
	1,761,000		ING Institutional Prime Money Market Fund - Class I		$1,761,000
			Total Mutual Fund
			(Cost $1,761,000)		1,761,000
			Securities Lending Collateral(cc): 2.5%
	57,229,941		BNY Mellon Overnight Government Fund (1)		57,229,941
	9,207,559	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		7,366,047
			Total Securities Lending Collateral
			(Cost $66,437,500)		64,595,988
			Total Short-Term Investments
			(Cost $78,735,955)		76,894,443
			Total Investments in Securities
			(Cost $2,651,937,723)*	107.4%	$2,782,213,177
			Other Assets and Liabilities - Net	(7.4)	(190,731,071)
			Net Assets	100.0%	$2,591,482,106

		&	Payment-in-kind
		MASTR	Mortgage Asset Securitization Transaction, Inc.
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
		(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		W	Settlement is on a when-issued or delayed-delivery basis.
		S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
		±	Defaulted security
		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		BRL	Brazilian Real
		EUR	EU Euro
		*	Cost for federal income tax purposes is $2,654,228,488.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$154,422,907
			Gross Unrealized Depreciation		(26,438,218)
			Net Unrealized Appreciation		$127,984,689

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Preferred Stock	$—	$5,975,923	$—	$5,975,923
Corporate Bonds/Notes	—	944,321,008	—	944,321,008
U.S. Government Agency Obligations	—	514,504,196	—	514,504,196
U.S. Treasury Obligations	—	667,588,411	—	667,588,411
Asset-Backed Securities	—	180,758,878	14,046,067	194,804,945
Collateralized Mortgage Obligations	—	303,513,293	—	303,513,293
Municipal Bonds	—	8,906,478	—	8,906,478
Other Bonds	—	65,704,480	—	65,704,480
Short-Term Investments	58,990,941	10,537,455	7,366,047	76,894,443
Total Investments, at value	$58,990,941	$2,701,810,122	$21,412,114	$2,782,213,177
Other Financial Instruments+:
Futures	2,434,176	—	—	2,434,176
Swaps, at value	—	1,468,486	—	1,468,486
Total Assets	$61,425,117	$2,703,278,608	$21,412,114	$2,786,115,839

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(5,143,083)	$—	$(5,143,083)
Futures	(1,440,752)	—	—	(1,440,752)
Swaps, at value	—	(13,381,118)	—	(13,381,118)
Written options	—	(1,749,761)	—	(1,749,761)
Total Liabilities	$(1,440,752)	$(20,273,962)	$—	$(21,714,714)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$16,978,858	$(14,907,000)	$—	$—	$—	$(311,427)	$—	$(1,760,431)	$—
Asset-Backed Securities	127,900	10,442,506	(661,650)	13,961	(36,906)	191,256	3,969,000	—	14,046,067
Collateralized Mortgage Obligations	22,304,526	—	(9,272,563)	(411)	(6,114,836)	6,169,118	—	(13,085,834)	—
Other Bonds	64,769,294	—	—	—	—	—	—	(64,769,294)	—
Short-Term Investments	7,366,047	—	—	—	—	—	—	—	7,366,047
Total Investments, at value	$111,546,625	$(4,464,494)	$(9,934,213)	$13,550	$(6,151,742)	$6,048,947	$3,969,000	$(79,615,559)	$21,412,114

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $6,048,947.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Currency	Buy/Sell	Settlement Date		In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 26,439,218	SELL	10/22/10		$34,074,494	$36,037,557	$(1,963,063)
EU Euro
EUR 4,567,104	SELL	10/22/10		5,934,235	6,225,119	(290,884)
EU Euro
EUR 20,532,488	SELL	10/8/10		26,126,174	27,989,331	(1,863,157)
Brazilian Real
BRL 110,421,544	SELL	10/22/10		63,927,253	64,953,232	(1,025,979)
						$(5,143,083)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Intermediate Bond Portfolio Open Futures Contracts on September 30, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	2,256	12/31/10	$272,676,381	$2,064,540
			$272,676,381	$2,064,540
Short Contracts
U.S. Treasury 2-Year Note	2,004	12/31/10	$439,846,698	$(583,084)
U.S. Treasury 10-Year Note	853	12/21/10	107,517,989	(857,668)
U.S. Treasury Long Bond	902	12/21/10	120,614,312	369,636
			$667,978,999	$(1,071,116)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

		Buy/Sell	(Pay)/ Receive Fixed	Termination	Notional		Fair	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	Amount (3)		Value (4)	(Received)	(Depreciation)
Citigroup, Inc.	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	1,710,000	$122,126	$343,584	$(221,458)
Citigroup, Inc.	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	3,460,000	247,108	667,221	(420,113)
JPMorgan Chase & Co.	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	13,751,000	982,076	1,443,079	(461,003)
							$1,351,310	$2,453,884	$(1,102,574)

Credit Default Swaps on Credit Indices - Buy Protection (1)

		Buy/Sell	(Pay)/ Receive Fixed	Termination	Notional		Fair	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	Amount (3)		Value (4)	(Received)	(Depreciation)
Goldman Sachs & Co.	CDX.NA.IG.14 Index	Buy	(1.000)	06/20/15	USD	18,518,000	$14,837	$190,353	$(175,516)
Morgan Stanley	CDX.NA.IG.14 Index	Buy	(1.000)	06/20/15	USD	127,730,000	102,339	1,243,768	(1,141,429)
							$117,176	$1,434,121	$(1,316,945)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

			(Pay)/		Implied				Upfront
			Receive		Credit				Premium	Unrealized
		Buy/Sell	Fixed	Termination	Spread at	Notional		Fair	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	09/30/10 (%)	Amount (3)		Value (4)	(Received)	(Depreciation)
Citigroup, Inc.	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	35.499	USD	1,710,000	$(880,137)	$(382,297)	$(497,840)
Citigroup, Inc.	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	35.499	USD	3,460,000	(1,780,862)	(843,839)	(937,023)
Goldman Sachs & Co.	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	35.499	USD	3,435,000	(1,767,994)	(758,226)	(1,009,768)
JPMorgan Chase & Co.	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	35.499	USD	6,874,000	(3,538,048)	(761,459)	(2,776,589)
								$(7,967,041)	$(2,745,821)	$(5,221,220)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted fair prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Intermediate Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2010:

						Unrealized
	Termination	Notional		Fair	Upfront premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)

Pay a fixed rate equal to 3.478% and receive a floating rate based on the 3-month USD-LIBOR-BBA
Counterparty: Citigroup, Inc.	05/11/20	USD	64,520,000	$(5,414,077)	$—	$(5,414,077)
				$(5,414,077)	$—	$(5,414,077)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Intermediate Bond Portfolio Written Swaptions Open on September 30, 2010:

Written Interest Rate Swaptions

			Pay/Receive	Exercise	Expiration	Notional		Premium	Fair
Description	Counterparty	Floating Rate Index	Floating	Rate	Date	Amount		Received	Value

Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.248%	09/21/11	USD	116,249,000	$2,237,793	$(1,749,761)
								$2,237,793	$(1,749,761)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Credit contracts	$(6,498,555)
Foreign exchange contracts	(5,143,083)
Interest rate contracts	(6,170,414)
Total	$(17,812,052)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 26, 2010